Courseware	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
6. Courseware

Note 5. Courseware

Courseware costs capitalized were $0 and $3,200 for the three months ended March 31, 2013 and 2012, respectively.

Courseware consisted of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
Courseware	$2,097,538	$2,097,538
Accumulated amortization	(1,878,979)	(1,843,967)
Courseware, net	$218,559	$253,571

Amortization expense of courseware for the three months ended March 31, 2013 and 2012 was $35,012 and $36,238, respectively.

The following is a schedule of estimated future amortization expense of courseware at March 31, 2013:

Year Ending December 31,
2013	$85,808
2014	77,757
2015	39,616
2016	12,738
2017	2,640
Total	$218,559

Note 6. Courseware

Courseware costs capitalized were $25,300 and $54,090 for the years ended December 31, 2012 and 2011, respectively.

Courseware consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Courseware	$2,097,538	$2,072,238
Accumulated amortization	(1,843,967)	(1,702,407)
Courseware, net	$253,571	$369,831

Amortization expense of courseware for the years ended December 31, 2012 and 2011 was $141,560 and $178,420, respectively.

The following is a schedule of estimated future amortization expense of courseware at December 31, 2012:

Year Ending December 31,
2013	$120,819
2014	77,757
2015	39,616
2016	12,738
2017	2,641
Total	$253,571